Cover Page	12 Months Ended
Dec. 31, 2021
Entity Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	LiveVox Holdings, Inc.
Entity Central Index Key	0001723648
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	EXPLANATORY NOTE On July 22, 2021, the registrant filed a Registration Statement on Form S-1 (Registration No. 333-257969), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on July 23, 2021 (the “Registration Statement”). This post-effective amendment is being filed to update the Registration Statement to include information contained in the registrant’s Annual Report on Form 10-K and certain other information in such Registration Statement. No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.